Contingent liabilities and financial commitments - additional information (Details) $ in Billions					6 Months Ended			12 Months Ended	30 Months Ended
	May 11, 2026	Feb. 10, 2023	Dec. 11, 2019 GBP (£)	Dec. 11, 2019 USD ($)	Dec. 31, 2026	Jun. 30, 2026 GBP (£) Plaintiff Case	Jun. 30, 2026 USD ($) Plaintiff Case	Dec. 31, 2025	Jun. 30, 2026 GBP (£) Case	Jun. 30, 2026 USD ($) Case	Jul. 01, 2026 GBP (£)	Oct. 17, 2024 GBP (£)	Oct. 17, 2024 CAD ($)	Sep. 14, 2024 Case
Disclosure Of Commitments And Contingencies [Line Items]
DPA term	3 years
Settlement of tobacco litigation in Canada
Disclosure Of Commitments And Contingencies [Line Items]
Proportion of upfront payment towards the settlement								85.00%
Proportion of upfront payment towards the settlement reduced								70.00%
Other provisions												£ 17,300,000,000	$ 32.5
Compensatory damages awarded | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation expense included in other operating expense									£ 14,500,000	$ 19,600,000
Punitive damages awarded | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation expense included in other operating expense									£ 19,500,000	$ 26,400,000
Kalamazoo river
Disclosure Of Commitments And Contingencies [Line Items]
Payments on remediation work			£ 181,300,000	$ 245,000,000
Kalamazoo river | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Recovery percentage		60.00%
Number of affirmative defences, striking														1
Number of affirmative defences														8
Number of counterclaims, dismissed														3
Number of counterclaims														5
Kalamazoo river | Georgia Pacific | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Payment of outstanding judgment			£ 14,800,000	$ 20,000,000
Netherlands | Entering into significant commitments or contingent liabilities [member] | Tax contingent liability
Disclosure Of Commitments And Contingencies [Line Items]
Estimated financial effect of contingent liabilities | £											£ 105,000,000
Bank guarantee period					5 years
Netherlands | Entering into significant commitments or contingent liabilities [member] | Top of range | Tax contingent liability
Disclosure Of Commitments And Contingencies [Line Items]
Estimated financial effect of contingent liabilities | £											£ 488,000,000
US - Engle | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases						21	21		21	21
Number of plaintiffs | Plaintiff						31	31
US - Engle | RJRT or Lorillard Inc
Disclosure Of Commitments And Contingencies [Line Items]
Number of paid judgements cases						1	1
Payment for compensatory and punitive damages						£ 499,537	$ 675,000
Florida | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total bond cap									£ 148,000,000.0	$ 200,000,000